Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

April 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

The Charles Schwab Family of Funds (“Trust”) (File Nos. 33-31894 and 811-5954)

Schwab Advisor Cash Reserves	Schwab AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab California Municipal Money Fund
Schwab Government Money Fund – Sweep Shares	Schwab Massachusetts Municipal Money Fund
Schwab Treasury Obligations Money Fund – Sweep Shares	Schwab New Jersey Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund

Post-Effective Amendment No. 101

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 14, 2016, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel
Charles Schwab Investment Management, Inc.